Shareholder Report	12 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Disruptors ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptors ETF
Class Name	Fidelity® Disruptors ETF
Trading Symbol	FDIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picks in the United States and Japan detracted from the fund's performance versus the industry index. Positioning in China also hurt. By segment, the primary detractors were picks in the industrial machinery & supplies & components and transaction & payment processing services groups.
  •The fund's non-benchmark stake in Flywire returned -44% and was the largest individual relative detractor. Other notable relative detractors included overweight positions in SolarEdge Technologies (-82%) and Liberty Broadband (-26%).
  •In contrast, from a regional standpoint, security selection in Singapore, and stock picks and an overweight in Taiwan, contributed to the fund's performance versus the industry index. By segment, market selection was the primary contributor, especially in semiconductors.
  •The fund's stake in Nvidia gained 186% and was the top individual relative contributor. Nvidia was the fund's largest holding. An underweight position in Apple (8%) and an overweight in Taiwan Semiconductor (+46%) also notably helped. Taiwan Semiconductor was also among our biggest holdings.
  •Notable changes in positioning include decreased exposure to China and a higher allocation to the United States and Taiwan. By segment, notable changes in positioning include increased exposure to the semiconductors group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptors ETF $10,000 $11,570 $17,007 $13,046 $13,851 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptors ETF - NAV A 18.43% 12.74% Fidelity® Disruptors ETF - Market Price B 18.03% 12.65% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 20, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 95,867,608
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$95,867,608
Number of Holdings	7
Total Advisory Fee	$17
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 81.7 International Equity Funds 18.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Disruptive Communications ETF 23.0 Fidelity Disruptive Technology ETF 20.8 Fidelity Disruptive Finance ETF 20.5 Fidelity Disruptive Automation ETF 18.2 Fidelity Disruptive Medicine ETF 17.4 99.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Fidelity Disruptors ETF converted from Fidelity Disruptors Fund on June 16, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Medicine ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Medicine ETF
Class Name	Fidelity® Disruptive Medicine ETF
Trading Symbol	FMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picking in the United States and picks in emerging markets, primarily in China, detracted from the fund's performance versus the industry index. By segment, market selection was the primary detractor, especially an underweight in pharmaceuticals. Stock selection in health care services also hurt.
  •The fund's stake in agilon health returned -68% and was the biggest individual relative detractor. This period we increased our position. Holdings in Penumbra (-39%), which was among the fund's biggest holdings this period, and 10x Genomics (-58%) also hurt. All of these detractors were non-benchmark positions.
  •In contrast, from a regional standpoint, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, the biggest contributor to performance versus the index was security selection in biotechnology.
  •The top individual relative contributor was an overweight in Boston Scientific (+47%), the fund's biggest holding. Other top relative contributors included an overweight in Eli Lilly (+92%) - also among the fund's largest holdings at period end - and a non-index stake in Janux Therapeutics (353%). This period we decreased our investment in Eli Lilly.
  •Notable changes in positioning include increased exposure to the health care services and health care technology industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptive Medicine ETF $10,000 $11,060 $13,100 $10,128 $11,176 MSCI All Country World Healthcare Equal Weighted Index $10,000 $10,932 $14,293 $10,893 $10,690 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptive Medicine ETF - NAV A -3.50% 1.85% Fidelity® Disruptive Medicine ETF - Market Price B -3.45% 1.86% MSCI All Country World Healthcare Equal Weighted Index A -1.59% 1.24% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 49,925,123
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 237,616
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$49,925,123
Number of Holdings	62
Total Advisory Fee	$237,616
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 99.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 Netherlands 2.2 France 1.2 Canada 1.2 Switzerland 1.1 Denmark 1.0 China 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 6.7 Unitedhealth Group Inc 4.3 Danaher Corp 3.9 Intuitive Surgical Inc 3.8 Centene Corp 3.5 Alnylam Pharmaceuticals Inc 3.3 Insulet Corp 3.2 Stryker Corp 2.7 Regeneron Pharmaceuticals Inc 2.6 Eli Lilly & Co 2.5 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Fidelity Disruptive Medicine ETF converted from Fidelity Disruptive Medicine Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Technology ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Technology ETF
Class Name	Fidelity® Disruptive Technology ETF
Trading Symbol	FDTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picking and an overweight in the United States and security selection and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within semiconductors and interactive media & services.
  •The top individual relative contributor was an overweight in Nvidia (+189%), the fund's largest holding. Other notable relative contributors included a non-index stake in Meta Platforms (+74%) and an overweight in Taiwan Semiconductor (+52%). Meta Platforms and Taiwan Semiconductor were also among our largest holdings.
  •In contrast, from a regional standpoint, security selection in Europe ex U.K., primarily in Netherlands, and an underweight in Japan detracted from the fund's performance versus the industry index. By segment, the primary detractors from performance versus the index were stock selection and an underweight in technology hardware, storage & peripherals.
  •The fund's stake in SolarEdge Technologies returned -83% and was the biggest individual relative detractor. This period we increased our investment. Other notable relative detractors included our non-index stake in Farfetch (-70%), which was not held at period end, and an overweight in MongoDB (-20%), which was among the fund's biggest holdings this period.
  •Notable changes in positioning include increased exposure to Taiwan. By segment, notable changes include higher allocations to the semiconductors and movies & entertainment groups.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptive Technology ETF $10,000 $11,490 $18,169 $12,018 $13,635 MSCI All Country World Information Technology Equal Weighted Index $10,000 $11,010 $16,179 $13,334 $13,590 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptive Technology ETF - NAV A 27.13% 14.26% Fidelity® Disruptive Technology ETF - Market Price B 26.91% 14.21% MSCI All Country World Information Technology Equal Weighted Index A 4.44% 8.86% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,077,531
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 574,952
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$148,077,531
Number of Holdings	48
Total Advisory Fee	$574,952
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 68.3 Communication Services 19.9 Consumer Discretionary 6.7 Health Care 2.2 Financials 1.7 Industrials 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 74.2 Netherlands 7.6 Taiwan 5.9 Japan 3.9 Singapore 2.5 China 1.6 Germany 1.4 Korea (South) 1.3 Canada 1.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.9 Microsoft Corp 5.2 ASML Holding NV 4.5 Salesforce Inc 4.4 Meta Platforms Inc Class A 4.4 Alphabet Inc Class C 4.2 Netflix Inc 4.2 Amazon.com Inc 4.0 Adobe Inc 3.5 48.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Technology ETF converted from Fidelity Disruptive Technology Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Communications ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Communications ETF
Class Name	Fidelity® Disruptive Communications ETF
Trading Symbol	FDCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, security selection and an overweight in the United States and picks and an underweight in emerging markets contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within semiconductors.
  •The top individual relative contributor was our non-index stake in Nvidia (+194%), which was one of the fund's biggest holdings. This period, we reduced our investment in Nvidia to manage the position size. Other notable relative contributors included Meta Platforms (+76%) and a non-index stake in Arista Networks (+80%). Meta Platforms and Arista Networks were also among the fund's largest holdings.
  •In contrast, from a regional standpoint, underweights in Europe ex U.K. and Japan detracted from the fund's performance versus the industry index. By segment, the primary detractor was an underweight in wireless telecommunication services.
  •The biggest individual relative detractor was an overweight in Liberty Broadband (-27%), which was among the fund's largest holdings this period. Other notable relative detractors included an overweight in Naver (-24%) - which was a position we established this period - and a non-holding of Tencent Music Entertainment Group, an index component that gained 110%.
  •Notable changes in positioning include increased exposure to China and Singapore. By segment, notable changes in positioning include higher allocations to the application software and broadline retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptive Communications ETF $10,000 $11,580 $17,249 $12,353 $12,959 MSCI All Country World Communication Services Equal Weighted Index $10,000 $10,902 $14,759 $11,998 $10,785 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptive Communications ETF - NAV A 38.49% 15.23% Fidelity® Disruptive Communications ETF - Market Price B 38.63% 15.26% MSCI All Country World Communication Services Equal Weighted Index A 2.52% 2.46% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,995,279
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 205,567
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$50,995,279
Number of Holdings	38
Total Advisory Fee	$205,567
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 46.4 Information Technology 30.2 Consumer Discretionary 10.8 Real Estate 5.0 Industrials 4.0 Energy 2.2 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 71.0 China 8.8 Singapore 7.3 Taiwan 3.6 Spain 2.8 India 2.2 Korea (South) 2.0 Japan 1.3 France 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sea Ltd Class A ADR 7.3 NVIDIA Corp 6.6 Alphabet Inc Class A 5.7 Meta Platforms Inc Class A 5.6 Snap Inc Class A 5.2 Arista Networks Inc 5.1 American Tower Corp 5.0 Amazon.com Inc 5.0 PDD Holdings Inc Class A ADR 4.4 T-Mobile US Inc 3.7 53.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Communications ETF converted from Fidelity Disruptive Communications Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Automation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Automation ETF
Class Name	Fidelity® Disruptive Automation ETF
Trading Symbol	FBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picks in Japan and stock selection in emerging markets, primarily in China, detracted from the fund's performance versus the industry index. By segment, security selection was the primary detractor, especially within industrial machinery & supplies & components.
  •The fund's stake in OPT Machine Vision Tech returned -59% and was the largest individual relative detractor. Positions in Dongguan Yiheda Automation (-48%) and Estun Automation (-42%) also hurt. All of these detractors were non-benchmark positions.
  •In contrast, from a regional standpoint, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, the biggest contributor to performance versus the index was security selection in semiconductors.
  •The fund's stake in Nvidia gained 187% and was the top individual relative contributor. Nvidia was the fund's top holding. Our positions in Taiwan Semiconductor (+38%) and Teradyne (+38%) notably helped; both were also among our biggest holdings. All of these contributors were non-benchmark holdings.
  •Notable changes in positioning include decreased exposure to China and a higher allocation to the United States. By segment, notable changes in positioning include increased exposure to the semiconductor materials & equipment segment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptive Automation ETF $10,000 $11,900 $18,342 $15,269 $16,957 MSCI All Country World Industrials Equal Weighted Index $10,000 $10,954 $16,036 $14,410 $14,366 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptive Automation ETF - NAV A 4.76% 14.94% Fidelity® Disruptive Automation ETF - Market Price B 4.39% 14.84% MSCI All Country World Industrials Equal Weighted Index A 14.68% 12.86% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,474,825
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 527,623
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$103,474,825
Number of Holdings	46
Total Advisory Fee	$527,623
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.2 Industrials 40.4 Consumer Discretionary 4.6 Communication Services 2.4 Health Care 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 46.3 Japan 19.5 China 11.6 Taiwan 9.9 Germany 3.7 France 2.5 United Kingdom 2.3 Switzerland 1.6 Canada 1.3 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Taiwan Semiconductor Manufacturing Co Ltd 7.8 PTC Inc 5.4 Keyence Corp 5.2 Teradyne Inc 5.0 Siemens AG 2.9 Recruit Holdings Co Ltd 2.7 FANUC Corp 2.7 Deere & Co 2.6 Synopsys Inc 2.6 45.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Automation ETF converted from Fidelity Disruptive Automation Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Finance ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Finance ETF
Class Name	Fidelity® Disruptive Finance ETF
Trading Symbol	FDFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within financial exchanges & data.
  •The fund's non-index stake in MicroStrategy gained 265% and was the top individual relative contributor. Other notable contributors included a non-index stake in Baldwin Insurance (+65%), which was one of the fund's largest holdings, and an overweight in Coinbase Global (+210%). The positions in MicroStrategy and Coinbase Global were established this period.
  •In contrast, from a regional standpoint, stock picks in the United States and stock selection and an underweight in Europe ex U.K. detracted from the fund's performance versus the industry index. By segment, the primary detractor was an overweight in transaction & payment processing services.
  •The fund's non-index stake in Flywire returned -43% and was the biggest individual relative detractor. We increased our investment in Flywire during the period. A non-index stake in dLocal returned -23% and was the second-largest detractor. Both Flywire and dLocal were among the fund's largest holdings this period. Our stake in Worldline (-67%), which was not held at period end, also hurt.
  •Notable changes in positioning include increased exposure to the U.K. and a lower allocation to Uruguay. By segment, notable changes include increased exposure to the financial exchanges & data industry and a lower allocation to property & casualty insurance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Disruptive Finance ETF $10,000 $11,860 $18,420 $15,678 $13,881 MSCI All Country World Financials Equal Weighted Index $10,000 $10,643 $16,076 $14,962 $14,597 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Disruptive Finance ETF - NAV A 24.62% 14.20% Fidelity® Disruptive Finance ETF - Market Price B 24.42% 14.16% MSCI All Country World Financials Equal Weighted Index A 23.28% 15.30% MSCI ACWI (All Country World Index) Index A 23.98% 15.67% A From April 16, 2020 B From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,213,068
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 213,489
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$43,213,068
Number of Holdings	45
Total Advisory Fee	$213,489
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 88.2 Industrials 5.9 Information Technology 3.7 Real Estate 1.1 Consumer Discretionary 0.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 72.1 United Kingdom 9.3 Netherlands 4.2 Italy 3.9 Singapore 3.4 Norway 2.6 Uruguay 2.5 Brazil 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Visa Inc Class A 6.1 Mastercard Inc Class A 5.6 BlackRock Inc 5.4 Baldwin Insurance Group Inc/The Class A 5.1 Capital One Financial Corp 4.8 Equifax Inc 4.6 Adyen NV 4.2 FinecoBank Banca Fineco SpA 3.9 Flywire Corp 3.8 DBS Group Holdings Ltd 3.4 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Fidelity Disruptive Finance ETF converted from Fidelity Disruptive Finance Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec